Consolidated Statements of Shareholder Deficit and Comprehensive Income (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Transactions, Parenthetical Disclosures [Abstract]
Distribution declared to parent, per share amount	$ 0.02
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income of net foreign currency translation gains, net of tax	$ 130	$ 173	$ 196
Accumulated other comprehensive income of deferred losses on cash flow hedges, net of tax	(1)	(2)	(20)
Accumulated other comprehensive loss, net of tax, relating to net actuarial losses and prior service costs for the Company's defined benefit pension and postretirement benefit plans	$ (112)	$ (83)	$ (77)